Segment and geographic information - Major components of Income before income taxes in "Other" (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Loss on legacy transactions		¥ 62.0
Nomura Research Institute, Ltd [Member]
Gain on the sale of a part of the ordinary shares	¥ 28.0	¥ 79.0